SEGMENT REPORTING - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 43,458	$ 11,577	$ 1,414
Liabilities	39,193	10,232	1,285
Equity and other	4,265	1,345	129
Total non-current assets	1,944	1,300
UNITED STATES
Segment Reporting Information [Line Items]
Total non-current assets	1,696	1,088
CANADA
Segment Reporting Information [Line Items]
Total non-current assets	66	31
BERMUDA
Segment Reporting Information [Line Items]
Total non-current assets	8	0
CAYMAN ISLANDS
Segment Reporting Information [Line Items]
Total non-current assets	174	181
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Assets	9,316	8,007	0
Liabilities	7,644	6,890	0
Equity and other	1,672	1,117	0
Operating Segments | Pension risk transfer
Segment Reporting Information [Line Items]
Assets	3,420	2,487	1,414
Liabilities	3,216	2,356	1,285
Equity and other	204	131	129
Operating Segments | Direct insurance
Segment Reporting Information [Line Items]
Assets	29,541	0	0
Liabilities	25,786	0	0
Equity and other	3,755	0	0
Segment Reconciling Items
Segment Reporting Information [Line Items]
Assets	1,181	1,083	0
Liabilities	2,547	986	0
Equity and other	$ (1,366)	$ 97	$ 0